TAXATION (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
TAXATION
Current income tax expense		228,395,153	329,612,294	317,283,820
Deferred tax benefit	(15,726,073)	(97,573,997)	(35,871,972)	(22,757,864)
Income tax expense	$ 21,084,543	130,821,156	293,740,322	294,525,956
Withholding tax rate (as a percent)				10.00%